UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8707

Name of Fund:  BlackRock MuniHoldings Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniHoldings Insured Fund, Inc.


Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                        Value
Alabama - 1.3%       $   2,170   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.50% due 1/01/2022                                                                  $     2,350

California - 35.4%       1,260   California State, GO, 5.50% due 4/01/2014 (f)                                              1,395
                            40   California State, GO, 5.50% due 4/01/2028                                                     44
                         2,000   California State Public Works Board, Lease Revenue Bonds (Department of
                                 General Services - Capitol East End Complex), Series A, 5% due 12/01/2027 (a)              2,080
                         5,955   California State, Various Purpose, GO, 5.25% due 12/01/2022 (d)                            6,396
                         1,800   East Side Union High School District, California, Santa Clara County, GO
                                 (Election of 2002), Series B, 5% due 8/01/2027 (b)                                         1,881
                         1,335   East Side Union High School District, California, Santa Clara County, GO
                                 (Election of 2002), Series D, 5% due 8/01/2021 (g)                                         1,423
                         5,155   East Side Union High School District, California, Santa Clara County, GO
                                 (Election of 2002), Series D, 5% due 8/01/2029 (g)                                         5,425
                         2,000   Los Angeles, California, Unified School District, GO (Election of 1997),
                                 Series F, 5% due 7/01/2013 (b)(f)                                                          2,144
                         6,850   Los Angeles, California, Unified School District, GO, Series A, 5% due
                                 7/01/2013 (e)(f)                                                                           7,342
                         2,565   Modesto, California, Schools Infrastructure Financing Agency, Special Tax
                                 Bonds, 5.50% due 9/01/2036 (a)                                                             2,797
                         5,005   San Francisco, California, City and County, GO (California Academy of Sciences
                                 Improvements), Series E, 5% due 6/15/2023 (e)                                              5,290
                         1,265   San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due
                                 9/01/2030 (e)                                                                              1,324
                         2,635   San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                 Refunding Bonds, 5.66% due 12/01/2024 (e)(n)                                               1,102
                         2,355   San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                 Refunding Bonds, 5.66% due 12/01/2025 (e)(n)                                                 929
                         2,355   San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                 Refunding Bonds, 5.66% due 12/01/2026 (e)(n)                                                 881
                         4,265   Santa Ana, California, Unified School District, GO, 5% due 8/01/2032 (e)                   4,427
                         3,145   Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                                 due 7/01/2035 (d)                                                                          3,504
                         4,540   Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects),
                                 Series A, 5.25% due 9/01/2031 (h)                                                          4,821


Portfolio Abbreviations


To simplify the listings of BlackRock MuniHoldings Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDA          Economic Development Authority
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
M/F          Multi-Family
PCR          Pollution Control Revenue Bonds
VRDN         Variable Rate Demand Notes



BlackRock MuniHoldings Insured Fund, Inc.


Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                        Value
California           $   2,180   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
(concluded)                      (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (d)          $     2,258
                         2,800   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                 (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (d)                2,898
                         2,000   University of California Revenue Bonds (Multiple Purpose Projects), Series Q,
                                 5% due 9/01/2022 (d)                                                                       2,090
                         3,480   West Contra Costa, California, Unified School District, GO, Series C, 5% due
                                 8/01/2021 (b)                                                                              3,669

Colorado - 6.3%         10,620   Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)                                        11,343

Florida - 5.6%           3,150   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Baptist Medical Center Project), Series A, 5% due 8/15/2037                               3,228
                         2,225   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.24% due 10/01/2037 (e)(n)                                                                  474
                         3,850   Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125% due 12/01/2028 (a)        4,045
                         2,275   South Florida Water Management District, COP, 5% due 10/01/2036 (a)                        2,391

Georgia - 2.4%           4,000   Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (d)                  4,294

Illinois - 9.1%          7,965   Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (b)(f)                                   8,597
                         2,965   Chicago, Illinois, Park District, Limited Tax, GO, Series A, 5.75% due
                                 1/01/2011 (b)(f)                                                                           3,175
                         4,500   Illinois State, GO, First Series, 6% due 1/01/2018 (b)                                     4,755
                            45   Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District
                                 Number 220, GO, 5.75% due 12/01/2019 (b)                                                      48

Indiana - 1.2%           2,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2029 (b)                                                                          2,140

Massachusetts - 9.6%     3,375   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                 Senior Series A, 5% due 7/01/2035                                                          3,466
                         2,105   Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2015 (f)                                                      2,278
                           565   Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, AMT, Series A,
                                 5.15% due 6/01/2011 (e)                                                                      577
                         2,440   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C,
                                 5.50% due 7/01/2032 (d)                                                                    2,579
                         8,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (d)                                                             8,437

Michigan - 2.3%          2,035   Boyne City, Michigan, Public School District, GO, 5.75% due 5/01/2009 (b)(f)               2,123
                           400   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 858Z, 7.03% due 12/01/2011 (g)(j)                                                457
                         1,500   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series B, 5.65% due 9/01/2029 (g)          1,589

Minnesota - 2.4%         4,015   Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A, 5.65%
                                 due 2/01/2019 (e)                                                                          4,282

Missouri - 5.1%          2,000   Cape Girardeau, Missouri, School District Number 063, GO (Missouri Direct Deposit
                                 Program), 5.50% due 3/01/2018 (b)                                                          2,092
                         1,925   Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                 3/01/2014 (d)                                                                              2,045
                         2,175   Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                 3/01/2015 (d)                                                                              2,306
                         1,170   Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                 3/01/2016 (d)                                                                              1,241
                         1,500   Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                 3/01/2017 (d)                                                                              1,589


Nebraska - 2.1%          1,585   Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                                 First Tier, Series A, 5.50% due 4/01/2020 (a)                                              1,699
                         2,000   Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                                 First Tier, Series A, 5.50% due 4/01/2021 (a)                                              2,140

New Jersey - 15.8%       1,800   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2018                          1,860
                         5,295   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           5,690
                         3,800   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034 (l)                       4,209
                         6,700   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2033 (e)                                                                              7,157
                         3,685   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (d)                                                      3,927
                         5,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                 1/01/2030 (d)                                                                              5,778

New Mexico - 2.0%        3,325   New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                 Series A, 5.125% due 6/15/2018 (e)                                                         3,579

New York - 26.4%        10,000   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due
                                 8/01/2009 (d)(f)                                                                          10,680
                         4,000   New York City, New York, GO, Series E, 5% due 11/01/2017 (d)                               4,292
                         7,085   New York City, New York, GO, Series G, 5.75% due 10/15/2007 (d)(f)                         7,258
                         4,055   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2020 (e)                                                            4,319
                         4,095   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5.25% due 10/15/2027 (a)                                                         4,423
                         4,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                            4,211
                         3,505   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                 Program), Series D, 5.25% due 10/01/2023 (e)                                               3,734
                         4,900   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2017                                                                        5,206
                         3,430   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2020 (b)                                                                    3,713

Oregon - 0.8%            1,400   Portland, Oregon, Urban Renewal and Redevelopment Tax Allocation Bonds (Oregon
                                 Convention Center), Series A, 5.75% due 6/15/2015 (a)                                      1,496

Pennsylvania - 12.6%     3,900   Pennsylvania State Higher Educational Facilities Authority, State System of Higher
                                 Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                                3,916
                         6,045   Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport System),
                                 AMT, Series B, 5.50% due 6/15/2017 (b)                                                     6,193
                         3,390   Pittsburgh, Pennsylvania, GO, Refunding, Series B, 5.25% due 9/01/2017 (d)                 3,715
                         2,615   Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2017 (d)                            2,866
                         2,015   Seneca Valley, Pennsylvania, School District, GO, 5% due 1/01/2019 (b)                     2,152
                         1,800   Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital
                                 Projects and Equipment Program), 6.15% due 12/01/2029 (a)                                  1,938
                         1,885   York County, Pennsylvania, School of Technology Authority, Lease Revenue Refunding
                                 Bonds, 5.50% due 2/15/2022 (b)                                                             2,031

Rhode Island - 4.7%      5,000   Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds (Public
                                 Safety and Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(f)                      5,337
                         2,870   Rhode Island State Health and Educational Building Corporation Revenue Bonds
                                 (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (g)                         3,124

South Carolina - 0.9%    1,525   Medical University Hospital Authority, South Carolina, Hospital Facilities, Revenue
                                 Refunding Bonds, Series A, 5.25% due 2/15/2025 (c)(e)                                      1,623

Tennessee - 2.6%         2,400   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A,
                                 5.25% due 7/01/2022 (d)                                                                    2,468
                         2,205   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A,
                                 5.35% due 1/01/2026 (d)                                                                    2,269

Texas - 3.5%               115   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-1, 3.68% due
                                 8/15/2031 (e)(i)                                                                             115
                         1,060   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Scott & White Memorial Hospital), VRDN, Series B-1, 3.68% due 8/15/2029 (e)(i)      1,060
                         2,300   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Texas Children's Hospital), VRDN, Series B-1, 3.68% due 10/01/2029 (e)(i)           2,300
                         2,759   Houston, Texas, Community College System, Participation Interests, COP (Alief Center
                                 Project), 5.75% due 8/15/2022 (e)                                                          2,867

Virginia - 0.9%          1,500   Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1,
                                 5.35% due 7/01/2031 (e)                                                                    1,552

Washington - 4.8%        4,000   Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (e)                              4,380
                         2,310   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                        2,442
                         1,810   Snohomish County, Washington, Public Utility District Number 001, Electric Revenue
                                 Bonds, 5.50% due 12/01/2022 (d)                                                            1,950

West Virginia - 2.8%     5,000   West Virginia State Housing Development Fund, Housing Finance Revenue Refunding
                                 Bonds, Series D, 5.20% due 11/01/2021 (e)                                                  5,168

Wisconsin - 1.3%           500   Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood
                                 Center of Southeastern Wisconsin Project), 5.50% due 6/01/2024                               530
                         1,900   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (Gundersen Clinic, Ltd. & Lutheran Hospital-La Crosse), VRDN, Series A, 3.68%
                                 due 12/01/2029 (d)(i)                                                                      1,900

Wyoming - 0.9%           1,500   Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series A,
                                 6.20% due 6/01/2024                                                                        1,587

Puerto Rico - 1.4%         605   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due
                                 7/01/2032                                                                                    648
                         1,870   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series D, 5.25% due 7/01/2036                                                       1,956

                                 Total Municipal Bonds (Cost - $287,978) - 164.2%                                         297,479




                                 Municipal Bonds Held in Trust (o)
Arkansas - 4.3%          7,420   Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding Bonds,
                                 Series C, 5.35% due 12/01/2035 (c)(e)                                                      7,763

California - 3.8%        6,500   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                                 Electric), AMT, Series A, 5.35% due 12/01/2016 (e)                                         6,928

Illinois - 2.6%          4,300   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (g)                                                           4,787

Michigan - 2.8%          1,200   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (g)          1,287
                         3,500   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (g)          3,708

Texas - 4.7%             8,000   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 5.50%
                                 due 11/01/2033 (e)                                                                         8,566

                                 Total Municipal Bonds Held in Trust (Cost - $32,001) - 18.2%                              33,039




                        Shares
                          Held   Short-Term Securities
                            21   Merrill Lynch Institutional Tax-Exempt Fund, 3.46% (k)(m)                                     21

                                 Total Short-Term Securities (Cost - $21) - 0.0%                                               21

                                 Total Investments (Cost - $320,000*) - 182.4%                                            330,539
                                 Other Assets Less Liabilities - 0.2%                                                         278
                                 Liability for Trust Certificates, Including Interest Expense Payable - (8.6%)           (15,579)
                                 Preferred Stock, at Redemption Value - (74.0%)                                         (134,052)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   181,186
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $           305,084
                                                ===================
    Gross unrealized appreciation               $            10,135
    Gross unrealized depreciation                             (140)
                                                -------------------
    Net unrealized appreciation                 $             9,995
                                                ===================

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHA Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Prerefunded.

(g) XL Capital Insured.

(h) Radian Insured.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                       Net         Dividend
    Affiliate                                        Activity       Income

    Merrill Lynch Institutional Tax-Exempt Fund         -             $1


(l) Assured Guaranty Insured.

(m) Represents the current yield as of January 31, 2007.

(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

o Forward interest rate swaps outstanding as of January 31, 2007 were as follows:

                                                   Notional      Unrealized
                                                    Amount      Appreciation

    Pay a fixed rate of 3.547% and receive a floating rate based on 1-week Bond Market
    Association rate

    Broker, JPMorgan Chase
    Expires March 2017                            $   15,700      $    285


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings Insured Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings Insured Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniHoldings Insured Fund, Inc.


Date:  March 26, 2007